Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments	6 Months Ended
Jun. 30, 2022 USD ($)
Payment One [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Years	Prior to First Commercial Sale
Minimum Annual Royalty
Payment Two [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Years	Year of First Commercial Sale
Minimum Annual Royalty
Payment Three [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Years	First calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 25,000
Payment Four [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Years	Second calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 25,000
Payment Five [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Years	Third calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 100,000